COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE－18 COMMITMENTS AND CONTINGENCIES

Litigation — The Company currently is not aware of any legal proceedings or claims that it believes will have, individually or in the aggregate, a material adverse effect on its business, financial condition, operating results, or cash flows.

As of December 31, 2025 and 2024, the Company has capital expenditures contracted for at the balance sheet date but not recognized in the financial statements are as follows:

	Financial Years ended December 31,
	2025	2024
	$’000	$’000

Construction of properties	3,893	6,694